SPDR® Series Trust

One Lincoln Street

Boston, MA 02111

December 16, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Service

RE:    SPDR® Series Trust (“Registrant”)

          File Nos.: 333-57793 and 811-08839

Dear Sir/Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for the above-referenced Registrant as it pertains to its series, SPDR Barclays Capital Aggregate Bond ETF (the “Fund”). The attached XBRL-coded prospectus disclosure is based on the disclosure found in the prospectus supplement filed for the Fund on December 2, 2011 pursuant to Rule 497(e).

Any comments or questions with respect to this filing should be directed to my attention at (617) 662-0845.

Sincerely,

/s/ Scott E. Habeeb

Scott E. Habeeb

Assistant Secretary